Mainland China Contribution Plan And Profit Appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Mainland China Contribution Plan And Profit Appropriation
Total accumulated monthly contributions for employee benefit plan	$ 9,800	60,824	51,875	44,596
Ongoing obligations to the employees subsequent to the contributions to the PRC plan	$ 0